Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 18,862	R$ 84,687
Marketable securities	27	42
Trade accounts receivable	501,821	669,237
Contract asset	120,308
Inventories	8,609	11,365
Taxes recoverable	98,367	101,870
Receivables from divestiture	9,343
Other receivables	31,960	34,947
Total current assets before assets held for sale	789,297	902,148
Assets held for sale	81,457	6,580
Total current assets	870,754	908,728
Non-current assets
Marketable securities	15
Related parties	2,218	14,518
Trade accounts receivable	121,054	108,869
Taxes recoverable	31,200	52,141
Prepaid expenses	138	174
Deferred taxes		44
Other receivables	20,648	14,473
Investments	7,663	7,206
Property, plant and equipment	512,065	689,451
Intangible assets	58,991	588,238
Total non-current assets	753,992	1,475,114
Total assets	1,624,746	2,383,842
Current liabilities
Loans and financing	601,475	14,139
Debentures	966,386
Trade accounts payable	173,339	128,113
Provision for landfill closure	5,613	20,651
Labor payable	98,519	117,925
Tax liabilities	151,686	169,505
Related parties	82,126	82,788
Advances from customers	15,041	16,492
Accounts payable for land and intangible asset acquisition	5,380	8,965
Other liabilities	19,786	32,992
Current liabilities before discontinued operation	2,119,351	591,570
Liabilities directly associated with the assets held for sale	41,201	23,787
Total current liabilities	2,160,552	615,357
Non-current liabilities
Loans and financing	26,822	371,375
Debentures		1,068,979
Provision for landfill closure	96,791	92,881
Provision for legal proceedings	70,274	147,762
Tax liabilities	362,277	395,784
Deferred taxes	52,269	137,028
Accounts payable for land and intangible asset acquisition	4,804	10,412
Other liabilities	167	168
Total non-current liabilities	613,404	2,224,389
Equity
Capital stock	17	17
Capital reserve	1,094,656	1,068,195
Other comprehensive income	(10)	1,768
Accumulated losses	(2,183,405)	(1,520,751)
Equity attributable to parent	(1,088,742)	(450,771)
Non-controlling interest	(60,468)	(5,133)
Total equity	(1,149,210)	(455,904)
Total liabilities and equity	R$ 1,624,746	R$ 2,383,842